Submission	Jan. 21, 2025
Submission [Line Items]
Central Index Key	0000886982
Registrant Name	GOLDMAN SACHS GROUP INC
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES